UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2015 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Number of Shares		Value
	COMMON STOCKS - 97.4%
	Aerospace Product & Parts Manufacturing - 1.7%
6,400	Honeywell International, Inc.	$635,328
7,800	TE Connectivity Ltd. (b)	462,462
		1,097,790
	Agriculture, Construction & Mining Machinery Manufacturing - 0.6%
5,400	The Toro Co.	385,020

	Air Freight & Logistics - 0.2%
1,500	United Parcel Service, Inc. (UPS) - Class B	146,475

	Apparel Knitting Mills - 0.5%
5,700	Columbia Sportswear Co.	349,809

	Audio & Video Equipment Manufacturing - 0.3%
5,600	Dolby Laboratories, Inc. - Class A	182,336

	Automobiles - 0.2%
6,000	Winnebago Industries, Inc.	122,880

	Building Material & Supplies Dealers - 1.6%
12,500	Fastenal Co.	481,750
4,900	The Home Depot, Inc.	570,654
		1,052,404
	Business Support Services - 0.8%
18,300	WNS Holdings Ltd. - ADR (a)(b)	546,072

	Clothing Stores - 0.4%
1,500	The Children's Place, Inc.	89,880
5,400	The Gap, Inc.	177,174
		267,054
	Commercial & Service Industry Machinery Manufacturing - 2.4%
29,900	Copart, Inc. (a)	1,047,098
4,400	The Middleby Corp. (a)	477,620
		1,524,718
	Communications Equipment Manufacturing - 3.8%
30,300	Cisco Systems, Inc.	784,164
123,100	Nokia OYJ - ADR (b)	768,144
15,800	QUALCOMM, Inc.	893,964
		2,446,272
	Computer & Peripheral Equipment Manufacturing - 5.4%
23,200	Apple Inc.	2,616,032
34,500	EMC Corp.	858,015
		3,474,047
	Computer Systems Design & Related Services - 2.9%
2,900	Cerner Corp. (a)	179,104
5,000	Perficient, Inc. (a)	82,800
965	The Priceline Group, Inc. (a)	1,204,938
15,900	Sykes Enterprises, Inc. (a)	399,885
		1,866,727

	Cut & Sew Apparel Manufacturing - 0.4%
4,000	lululemon athletica Inc. (a)	256,040

	Dairy Product Manufacturing - 0.2%
2,100	WhiteWave Foods Co. (a)	96,894

	Data Processing, Hosting & Related Services - 1.5%
3,900	Automatic Data Processing, Inc.	301,548
1,575	CoStar Group Inc. (a)	278,838
4,900	Red Hat, Inc. (a)	353,829
		934,215
	Drugs & Druggists' Sundries Merchant Wholesalers - 1.6%
2,200	AmerisourceBergen Corp.	220,088
5,400	Cardinal Health, Inc.	444,258
5,500	The Procter & Gamble Co.	388,685
		1,053,031
	Electrical Equipment Manufacturing - 2.5%
59,000	ABB Ltd. - ADR (b)	1,139,290
8,800	AMETEK, Inc.	473,616
		1,612,906
	Electronic Shopping & Mail-Order Houses - 3.7%
4,690	Amazon.com, Inc. (a)	2,405,454

	Electronics & Appliance Stores - 0.5%
9,400	Best Buy Co., Inc.	345,356

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.7%
8,200	Brunswick Corp.	407,622
435	Cummins, Inc.	52,961
		460,583
	Freight Transportation Arrangement - 2.8%
9,700	C.H. Robinson Worldwide, Inc.	654,071
15,700	Expeditors International of Washington, Inc.	768,829
2,600	FedEx Corp.	391,586
		1,814,486
	General Freight Trucking - 0.5%
4,500	Old Dominion Freight Line, Inc. (a)	299,205

	Grain & Oilseed Milling - 0.3%
4,500	Unilever PLC - ADR (b)	181,395

	Health & Personal Care Stores - 1.3%
7,900	CVS Caremark Corp.	808,960

	Industrial Machinery Manufacturing - 0.1%
5,200	Applied Materials, Inc.	83,642

	Insurance Carriers - 1.0%
9,716	Health Net Inc. (a)	622,407

	Management, Scientific & Technical Consulting Services - 1.9%
5,200	Korn/Ferry International	177,164
7,400	MAXIMUS, Inc.	448,070
9,100	salesforce.com, Inc. (a)	631,176
		1,256,410
	Manufacturing & Reproducing Magnetic & Optical Media - 1.4%
13,300	Citrix Systems, Inc. (a)	905,863

	Medical Equipment & Supplies Manufacturing - 1.5%
1,800	3M Co.	255,852
1,200	Intuitive Surgical, Inc. (a)	613,140
800	Stryker Corp.	78,920
		947,912
	Metal Ore Mining - 0.5%
7,500	Franco-Nevada Corp. (b)	325,200

	Motor Vehicle Manufacturing - 0.4%
1,120	Tesla Motors, Inc. (a)	278,947

	Motor Vehicle Parts Manufacturing - 0.9%
6,100	Delphi Automotive PLC (b)	460,672
3,300	Sun Hydraulics Corp.	106,458
		567,130
	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 2.2%
11,300	Agilent Technologies, Inc.	410,303
5,100	Danaher Corp.	443,802
1,070	Illumina, Inc. (a)	211,443
5,800	MTS Systems Corp.	345,332
		1,410,880
	Newspaper, Periodical, Book & Directory Publishers - 2.4%
96,800	RELX PLC - ADR (b)	1,558,480

	Office Administrative Services - 0.5%
3,700	Gartner, Inc. (a)	316,387

	Office Furniture (including Fixtures) Manufacturing - 0.7%
16,000	La-Z-Boy Inc.	441,760

	Oil & Gas Extraction - 2.6%
3,700	Diamondback Energy, Inc. (a)	252,673
1,000	EOG Resources, Inc.	78,310
14,500	Imperial Oil Ltd. (b)	511,125
11,200	Occidental Petroleum Corp.	817,712
		1,659,820
	Other Electrical Equipment & Component Manufacturing - 0.1%
900	Hubbell Inc. - Class B	88,803

	Other General Merchandise Stores - 1.4%
3,860	O'Reilly Automotive, Inc. (a)	926,670

	Other General Purpose Machinery Manufacturing - 1.3%
3,300	Graco, Inc.	227,667
2,800	IDEX Corp.	201,124
2,360	Roper Industries, Inc.	382,532
		811,323
	Other Information Services - 6.2%
6,030	Baidu, Inc. - ADR (a)(b)	887,917
14,000	Facebook Inc. - Class A (a)	1,252,020
1,550	Google Inc. - Class A (a)	1,004,121
1,414	Google Inc. - Class C (a)	874,206
		4,018,264
	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 0.2%
1,300	Monsanto Co.	126,945

	Petroleum & Coal Products Manufacturing - 2.4%
20,500	Exxon Mobil Corp.	1,542,420

	Pharmaceutical & Medicine Manufacturing - 13.4%
10,600	Alkermes PLC (a)(b)	631,336
5,400	Bristol-Myers Squibb Co.	321,138

13,700	Gilead Sciences, Inc.	1,439,459
4,400	IDEXX Laboratories, Inc. (a)	314,468
560	Intercept Pharmaceuticals, Inc. (a)	106,266
7,200	Isis Pharmaceuticals, Inc. (a)	361,296
14,600	Johnson & Johnson	1,372,108
19,900	Merck & Co., Inc.	1,071,615
8,600	Novartis AG - ADR (b)	836,092
9,900	Novo Nordisk A/S - ADR (b)	547,173
1,460	Regeneron Pharmaceuticals, Inc. (a)	749,710
2,600	United Therapeutics Corp. (a)	391,612
4,000	Vertex Pharmaceuticals Inc. (a)	510,080
		8,652,353
	Pharmaceutical & Medicine Manufacturing - 1.4%
11,800	Abbott Laboratories	534,422
200	Allergan plc (a)(b)	60,748
3,200	Alnylam Pharmaceuticals, Inc. (a)	329,312
		924,482
	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 0.6%
2,700	Henry Schein, Inc. (a)	369,387

	Rail Transportation - 0.4%
3,000	Union Pacific Corp.	257,220

	Scientific Research & Development Services - 2.4%
2,500	Alexion Pharmaceuticals, Inc. (a)	430,475
2,160	Biogen Idec Inc. (a)	642,168
4,100	Incyte Corp. (a)	476,379
		1,549,022
	Scientific Research & Development Services - 1.2%
6,600	Celgene Corp. (a)	779,328

	Semiconductor & Other Electronic Component Manufacturing - 5.4%
26,200	Altera Corp.	1,272,010
5,100	Benchmark Electronics, Inc. (a)	108,987
1,200	Broadcom Corp. - Class A	62,004
3,400	Cavium, Inc. (a)	231,268
2,000	Cree, Inc. (a)	54,440
34,100	NVIDIA Corp.	766,568
9,300	Texas Instruments Inc.	444,912
13,200	Tyco International Plc (b)	479,028
2,000	Xilinx, Inc.	83,780
		3,502,997
	Semiconductor & Semiconductor Equipment - 1.5%
34,600	Intel Corp.	987,484

	Semiconductor & Other Electronic Component Manufacturing - 0.4%
6,800	ARM Holdings plc - ADR (b)	286,688

	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.6%
7,100	Tupperware Brands Corp.	363,733

	Software Publishers - 3.2%
8,100	Aspen Technology, Inc. (a)	306,747
30,800	Microsoft Corp.	1,340,416
2,900	Tyler Technologies, Inc. (a)	400,316
		2,047,479
	Support Activities for Mining - 0.4%
3,700	Schlumberger Ltd. (b)	286,269

	Textile, Apparel & Luxury Goods - 0.2%
1,200	NIKE, Inc. - Class B	134,100

	Trading Companies & Distributors - 1.8%
5,220	W.W. Grainger, Inc.	1,166,357

	TOTAL COMMON STOCKS (Cost $57,399,806)	62,926,291

	Total Investments (Cost ($57,399,806) - 97.4%	62,926,291
	Other Assets in Excess of Liabilities - 2.6%	1,691,116
	TOTAL NET ASSETS - 100.0%	$64,617,407

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

Cost of investments	$57,399,806
Gross unrealized appreciation on investments	8,132,455
Gross unrealized depreciation on investments	(2,605,970)
Net unrealized appreciation on investments	$5,526,485

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2015 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived  valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$62,926,291	-	-	$62,926,291
Total*	$62,926,291	-	-	$62,926,291

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Derivatives and Hedging Activities at August 31, 2015 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and nternational Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11. Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and cial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).

Specifically, the ASU requires reporting entities to present separately for assets and liabilities. a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. There is no impact of the ASU on the financial statements of the Fund for the nine months ended August 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman
Bassam Osman, President

Date  October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman
Bassam Osman, President

Date  October 27, 2015

By  /s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date  October 29, 2015